Non-life and Life and Health Reserves	12 Months Ended
Dec. 31, 2022
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Non-life and Life and Health Reserves	Non-life and Life and Health Reserves
(a) Non-life reserves
Non-life reserves are categorized into three types of reserves: case reserves, ACRs and IBNR reserves. Case reserves represent unpaid losses reported by the Company’s cedants and recorded by the Company. ACRs are established for particular circumstances where, on the basis of individual loss reports, the Company estimates that the particular loss or collection of losses covered by a treaty may be greater than those advised by the cedant. IBNR reserves represent a provision for claims that have been incurred but not yet reported to the Company, as well as future loss development on losses already reported, in excess of the case reserves and ACRs. See also Note 2(b). The Company’s gross liability for non-life reserves at December 31, 2022 and 2021 was as follows (in thousands of U.S. dollars):

	December 31, 2022	December 31, 2021
Case reserves	$5,110,575	$4,881,892
ACRs	159,821	140,464
IBNR reserves	7,455,235	7,025,436
Non-life reserves	$12,725,631	$12,047,792
The reconciliation of the beginning and ending gross and net liability for non-life reserves for the years ended December 31, 2022, 2021 and 2020 was as follows (in thousands of U.S. dollars):

	2022	2021	2020
Gross liability at beginning of year	$12,047,792	$11,395,321	$10,363,383
Reinsurance recoverable at beginning of year	1,532,666	782,330	754,795
Net liability at beginning of year	10,515,126	10,612,991	9,608,588
Net incurred losses related to:
Current year	3,533,087	3,637,671	3,945,248
Prior years	(219,853)	(194,426)	71,456
	3,313,234	3,443,245	4,016,704
Net paid losses related to:
Current year	(419,633)	(437,938)	(459,718)
Prior years	(2,238,503)	(2,535,057)	(2,772,886)
	(2,658,136)	(2,972,995)	(3,232,604)
Retroactive reinsurance recoverable adjustment	(35,695)	(357,864)	—
Effects of foreign exchange rate changes and other	(260,709)	(210,251)	220,303
Net liability at end of year	10,873,820	10,515,126	10,612,991
Reinsurance recoverable at end of year	1,851,811	1,532,666	782,330
Gross liability at end of year	$12,725,631	$12,047,792	$11,395,321
Prior Years' Reserve Development
For the year ended December 31, 2022, the Company reported net favorable loss development for prior accident years resulting from favorable loss emergence in both the P&C and Specialty segments and a reduction in unallocated loss adjustment expenses. The favorable loss emergence within the P&C segment was across multiple accident years, mainly driven by the motor, catastrophe, and casualty business. The favorable loss emergence within the Specialty segment was across multiple accident years, predominantly from the financial risks, engineering, marine, and property business, which was partially offset by adverse loss emergence in the aviation business.
For the year ended December 31, 2021, the Company reported net favorable loss development for prior accident years resulting from favorable loss emergence in both the P&C and Specialty segments. The favorable loss emergence within the Specialty segment was across multiple accident years, predominantly from financial risks lines. The favorable loss emergence within the P&C segment was primarily from a refinement of loss estimates for certain large catastrophic events from accident years 2017 - 2019.
For the year ended December 31, 2020, the Company reported net unfavorable loss development for prior accident years resulting from adverse loss emergence in the Specialty segment, which was partially offset by favorable loss emergence in the P&C segment. The adverse loss emergence within the Specialty segment was across multiple accident years, predominantly from property, engineering, multiline and aviation business. The favorable loss emergence within the P&C segment was primarily from accident years 2015 and prior, mainly driven by the European casualty, motor and property business, which was partially offset by adverse loss emergence in the U.S. and Asia property business.
Retroactive Reinsurance Recoverable
During the second quarter of 2021, the Company entered into a loss portfolio transfer and adverse development cover agreement related to prior underwriting years on the Company's U.S. casualty and auto business within the P&C segment. Premium paid for the loss portfolio transfer and adverse development cover agreement, resulted in a cash transfer for the premium at inception of the agreement, and a reinsurance recoverable of $394 million at December 31, 2022 and $358 million at December 31, 2021. At December 31, 2022 and 2021, as a result of adverse prior years reserve development ceded under this agreement, a deferred gain of $47 million and $20 million, respectively, was recorded in Accounts payable, accrued expense and other in the Consolidated Balance Sheets. This transaction is presented retrospectively in the net loss and loss expenses incurred development table for the Casualty business in Section (c) below. Reinsurance recoveries under this transaction are attributed to calendar year and accident year based on the underlying distribution of losses subject to the agreement.
In the fourth quarter of 2019, the Company entered into a loss portfolio transfer agreement transferring 100% of liabilities, including profit commissions, related to its wholesale managing general agent portfolio. As a result of the transaction, the Company recorded a reinsurance recoverable of $81 million and a related deferred gain of $14 million. In the fourth quarter of 2020, the Company completed a business transfer to extinguish the remaining $70 million of non-life reserves and derecognized the $70 million of related reinsurance recoverables. As a result, during 2020, the $14 million deferred gain was recognized within Losses and loss expenses in the Consolidated Statement of Operations. At settlement, $64 million of invested assets were transferred, and there was a corresponding decrease in Other reinsurance balances payable.
Asbestos and Environmental Claims
The Company’s net non-life reserves at December 31, 2022 and 2021 included $42 million and $44 million, respectively, related to asbestos and environmental claims. The gross liability for such claims at December 31, 2022 and 2021 was $49 million and $52 million, respectively.
Ultimate loss estimates for such claims cannot be estimated using traditional reserving techniques and there are significant uncertainties in estimating the Company’s potential losses for these claims. In view of the legal and tort environment that affect the development of such claims, the uncertainties inherent in estimating asbestos and environmental claims are not likely to be resolved in the near future. There can be no assurance that the reserves established by the Company will not be adversely affected by development of other latent exposures, and further, there can be no assurance that the reserves established by the Company will be adequate. The Company does, however, actively evaluate potential exposure to asbestos and environmental claims and establishes additional reserves as appropriate. The Company believes that it has made a reasonable provision for these exposures and is unaware of any specific issues that would materially affect its unpaid losses and loss expense reserves related to this exposure.
Non-life reserving methods
The reserving methods commonly employed by the Company are summarized as follows:
Chain Ladder (CL) Development Methods (Reported or Paid)
These methods use the underlying assumption that losses reported (paid) for each underwriting year at a particular development stage follow a stable pattern. The CL development method assumes that on average, every underwriting year will display the same percentage of ultimate liabilities reported by the Company’s cedants at 24 months after the inception of the underwriting year. The percentages reported (paid) are established for each development stage after examining historical averages from the loss development data. These are sometimes supplemented by external benchmark information. Ultimate liabilities are estimated by multiplying the actual reported (paid) losses by the reciprocal of the assumed reported (paid) percentage. Reserves are then calculated by subtracting paid claims from the estimated ultimate liabilities.
Expected Loss Ratio (ELR) Method
This method estimates ultimate losses for an underwriting year by applying an estimated loss ratio to the earned premium for that underwriting year. Although the method is insensitive to actual reported or paid losses, it can often be useful at the early stages of development when very few losses have been reported or paid, and the principal sources of information available to the Company consist of information obtained during pricing and qualitative information supplied by the cedant. However, the lack of sensitivity to reported or paid losses means that the method is usually inappropriate at later stages of development.
Bornhuetter-Ferguson (B-F) Methods (Reported or Paid)
These methods aim to address the variability at early stages of development and incorporates external information such as pricing. The B-F methods are more sensitive to reported and paid losses than the ELR method, and can be seen as a blend of the ELR and CL development methods. Unreported (unpaid) claims are calculated using an expected reporting (payment) pattern and an externally determined estimate of ultimate liabilities (usually determined by multiplying an a priori loss ratio with estimates of premium volume). The accuracy of the a priori loss ratio is a critical assumption in this method. Usually a priori loss ratios are initially determined on the basis of pricing information, but may also be adjusted to reflect other information that subsequently emerges about underlying loss experience.
Loss Event Specific Method
The ultimate losses estimated under this method are derived from estimates of specific events based on reported claims, client and broker discussions, review of potential exposures, market loss estimates, modeled analysis and other event specific criteria.
Method Weights
In determining the loss reserves, the Company often relies on a blend of the results from two or more methods (e.g., weighted averages). The judgment as to which of the above method(s) is most appropriate for a particular underwriting year and reserving cell could change over time as new information emerges regarding underlying loss activity and other data issues. Furthermore, as each line is typically composed of several reserving cells, it is likely that the reserves for the line will be dependent on several reserving methods. This is because reserves for a line are the result of aggregating the reserves for each constituent reserving cell and that a different method could be selected for each reserving cell.
The principal reserving methods used for each of the Specialty segment and P&C segment were ELR, Reported/Paid B-F, and Reported/Paid CL, with the exception of catastrophe risks within the P&C segment where the principal reserving methods used were ELR based on exposure analysis and loss event specific methods.
(b) Life and Health Reserves
The reconciliation of the beginning and ending gross and net liability for life and health reserves for the years ended December 31, 2022, 2021 and 2020 was as follows (in thousands of U.S. dollars):

	2022	2021	2020
Gross liability at beginning of period	$2,638,086	$2,704,229	$2,417,044
Reinsurance recoverable at beginning of period	21,000	35,662	16,183
Net liability at beginning of period	$2,617,086	$2,668,567	$2,400,861
Net incurred losses (1)	1,434,169	1,440,739	1,318,196
Net losses paid	(1,390,848)	(1,413,316)	(1,230,383)
Effects of foreign exchange rate changes and other	(181,789)	(78,904)	179,893
Net liability at end of period	$2,478,618	$2,617,086	$2,668,567
Reinsurance recoverable at end of period	31,675	21,000	35,662
Gross liability at end of period	$2,510,293	$2,638,086	$2,704,229

(1)During 2021 and 2020, certain life and health treaties were recaptured, resulting in total gains upon recapture of $15 million and $28 million respectively, recorded as a reduction to net incurred losses.
Net incurred losses includes unfavorable prior years' reserve development of $46 million for the year ended December 31, 2022, favorable prior years' reserve development of $5 million for the year ended December 31, 2021, and unfavorable prior years' reserve development of $52 million for the year ended December 31, 2020, which was driven by the Company's disability business.
The Company used interest rate assumptions to estimate its liabilities for policy benefits for life and annuity contracts which ranged from 0% to 11% at December 31, 2022, 2021 and 2020.
Life and health reserving methods
The reserving methods commonly employed by the Company are summarized as follows:
Mortality
The reserves for the short-term mortality/morbidity business consist of case reserves calculated at the treaty level based upon cedant information. IBNR is calculated at the reserving segment level using either the ELR method or CL development method described above for Non-life business.
The reserves for the traditional and limited payment long-duration contracts are established based upon accepted actuarial valuation methods which require us to make certain assumptions regarding future claims and policy benefits and includes a provision for adverse deviation. The provision for adverse deviation contemplates reasonable deviations from the best estimate assumptions for the key risk elements relevant to the product being evaluated, including mortality, disability, critical illness, expenses, and discount rates. The assumptions are locked in at contract inception and are subject to annual loss recognition testing (LRT). LRT occurs at the product group level, based on the manner of acquiring, servicing and measuring profitability of the reinsurance contracts. The LRT framework incorporates deferred acquisition cost (DAC) recoverability testing and involves determining an LRT reserve by re-measuring the policy benefit liabilities using current best estimate actuarial assumptions and current discount rates without any provisions for adverse deviation. If the aggregate LRT reserve is higher than the carrying amount of future policy benefit liabilities, net of DAC and VOBA, for a particular product grouping then a loss recognition event occurs. The DAC and VOBA asset balances for the given product grouping are first reduced, and if the balances are fully written off, the reserves will be increased, such that the current best estimate assumptions become the new locked-in basis.
The reserves for the guaranteed minimum death benefit (GMDB) reinsurance business are established similar to provisions for universal life contracts. Key actuarial assumptions for this business are mortality, lapses, interest rates, expected returns on cash and bonds and stock market performance. For the latter parameter, a stochastic option pricing approach is used and the benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios. The assumptions of investment performance and volatility are consistent with expected future experience of the respective underlying funds available for policyholder investment options. Recorded reserves for GMDB reflect management’s best estimate based upon actuarial indications.
Longevity
Reserves for the annuity portfolio of reinsurance contracts within the longevity book are established using the reserving methodology discussed above for long-term traditional mortality.
(c) Losses and Loss Expenses
Losses and loss expenses in the Consolidated Statements of Operations for the years ended December 31, 2022, 2021 and 2020 were comprised as follows (in thousands of U.S. dollars):

	2022	2021	2020
Non-life	$3,313,234	$3,443,245	$4,016,704
Life and Health	1,434,169	1,440,739	1,318,196
Losses and loss expenses	$4,747,403	$4,883,984	$5,334,900
Non-life net incurred and paid losses and loss expense development
The net incurred and paid losses and loss expenses development by accident year for each of the years ended December 31, 2013 through 2022, and the total of IBNR plus expected development on reported claims included within the net incurred claims amounts, as at each of the years ended December 31, 2013 through 2022, are presented in the tables below (in thousands of U.S. dollars). The tables below reflect losses incurred and paid losses translated to U.S. dollars at the exchange rate as of the balance sheet date whereas the Losses and loss expenses in the Consolidated Statement of Operations reflect losses incurred at the average exchange rate for the period.

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,											December 31, 2022
Accident year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022	Total of IBNR plus expected development on reported claims
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2013	$2,664,745	$2,722,788	$2,400,977	$3,277,749	$2,787,608	$2,313,004	$2,301,835	$2,276,767	$2,262,098	$2,242,254	$23,890
2014		2,481,720	2,514,200	2,368,967	2,349,869	2,353,759	2,315,021	2,277,135	2,262,546	2,232,454	35,019
2015			2,502,854	2,611,184	2,527,784	2,550,830	2,520,182	2,475,960	2,451,141	2,432,324	89,338
2016				2,451,204	2,559,851	2,516,126	2,486,199	2,467,920	2,484,069	2,476,383	130,477
2017					2,549,737	2,801,179	2,698,916	2,651,730	2,663,904	2,658,571	179,473
2018						2,596,552	2,974,243	2,969,810	2,972,766	3,009,359	387,763
2019							2,931,280	3,519,556	3,510,991	3,523,443	681,501
2020								4,186,395	3,586,462	3,499,097	976,332
2021									2,880,141	2,829,876	1,580,019
2022										3,410,844	2,119,500
Total										$28,314,605	$6,203,312

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,
Accident year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2013	$267,413	$1,237,315	$1,577,293	$1,771,134	$1,900,282	$1,997,543	$2,061,865	$2,097,390	$2,121,980	$2,146,574
2014		336,270	1,291,273	1,594,146	1,810,171	1,946,054	2,044,804	2,118,939	2,164,676	2,196,720
2015			306,562	1,159,655	1,564,173	1,798,537	1,959,722	2,067,935	2,142,234	2,198,481
2016				321,351	1,272,443	1,627,697	1,893,694	2,030,728	2,123,169	2,211,977
2017					394,394	1,421,140	1,804,959	2,072,838	2,195,236	2,314,529
2018						271,827	1,276,542	1,811,055	2,093,543	2,283,931
2019							462,939	1,438,793	1,961,928	2,341,116
2020								480,122	1,277,034	1,805,063
2021									373,191	1,088,143
2022										394,598
Total										$18,981,132

Net reserves for accident years and exposures included in the triangles										$9,333,473
All outstanding liabilities before accident year 2013, net of reinsurance										1,239,090
Total outstanding liabilities for unpaid claims										$10,572,563

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - NON-LIFE (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Non-life	13%	33%	15%	10%	6%	4%	3%	2%	1%	1%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,											December 31, 2022
Accident year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022	Total of IBNR plus expected development on reported claims
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2013	$622,984	$560,072	$519,883	$505,636	$500,527	$492,673	$490,699	$489,268	$487,571	$485,091	$421
2014		469,568	488,446	463,409	458,609	452,907	450,487	447,816	447,894	444,808	588
2015			537,193	565,816	537,792	528,106	524,147	519,568	525,203	523,475	1,175
2016				663,490	681,050	644,349	625,873	622,562	624,375	623,593	2,622
2017					971,607	1,022,186	952,613	923,025	915,166	910,105	3,934
2018						805,960	820,675	799,735	778,867	766,591	10,844
2019							703,097	782,453	720,079	711,928	45,376
2020								1,252,575	1,070,935	1,061,772	134,726
2021									919,517	918,629	202,188
2022										944,920	557,288
Total										$7,390,912	$959,162

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,
Accident year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2013	$90,086	$320,510	$419,541	$453,191	$469,346	$472,517	$477,180	$479,094	$479,023	$479,578
2014		95,013	323,309	395,102	423,339	432,567	438,152	442,581	444,798	445,375
2015			85,015	330,876	435,539	469,036	481,879	489,195	498,557	501,524
2016				132,914	446,804	538,988	579,381	595,159	604,980	609,257
2017					214,026	694,240	805,627	853,945	862,942	870,638
2018						81,830	494,608	628,458	666,919	687,439
2019							78,527	426,566	545,163	586,587
2020								115,165	515,030	681,851
2021									121,453	491,546
2022										103,876
Total										$5,457,671

Net reserves for accident years and exposures included in the triangles										$1,933,241
All outstanding liabilities before accident year 2013, net of reinsurance										122,792
Total outstanding liabilities for unpaid claims										$2,056,033

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - PROPERTY (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Property	15%	47%	16%	6%	2%	1%	1%	—%	—%	—%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,											December 31, 2022
Accident year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022	Total of IBNR plus expected development on reported claims
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2013	$747,448	$853,023	$757,402	$734,732	$732,716	$726,420	$714,114	$695,346	$691,195	$678,905	$19,235
2014		804,571	848,698	814,622	810,349	826,000	791,768	766,415	753,383	739,605	28,354
2015			699,327	783,275	761,091	803,497	770,242	751,652	726,451	714,608	76,827
2016				670,767	756,954	767,366	747,814	740,047	750,268	747,402	103,979
2017					621,095	743,114	720,966	709,881	716,862	720,732	136,389
2018						767,559	905,491	895,978	903,353	920,169	258,229
2019							999,955	1,226,210	1,272,980	1,273,687	519,757
2020								1,344,430	1,115,751	1,094,890	624,521
2021									1,013,896	967,726	920,590
2022										1,495,131	1,043,559
Total										$9,352,855	$3,731,440

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,
Accident year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2013	$49,468	$152,575	$260,249	$339,320	$410,241	$470,029	$510,855	$533,983	$558,218	$578,496
2014		69,119	189,458	292,152	387,182	470,964	536,883	594,035	631,367	654,893
2015			73,252	184,520	303,213	398,790	505,067	577,907	627,964	667,748
2016				28,304	140,081	244,560	369,651	455,982	520,069	586,050
2017					55,617	157,792	246,615	334,296	411,806	488,164
2018						59,105	201,190	323,510	425,887	532,717
2019							100,639	274,821	430,192	580,304
2020								112,281	176,740	304,592
2021									80,434	225,846
2022										120,660
Total										$4,739,470

Net reserves for accident years and exposures included in the triangles										$4,613,385
All outstanding liabilities before accident year 2013, net of reinsurance										1,023,715
Total outstanding liabilities for unpaid claims										$5,637,100

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - CASUALTY (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Casualty	8%	14%	13%	13%	12%	9%	7%	5%	3%	3%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,											December 31, 2022
Accident year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022	Total of IBNR plus expected development on reported claims
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2013	$1,294,313	$1,309,693	$1,123,692	$2,037,381	$1,554,365	$1,093,911	$1,097,022	$1,092,153	$1,083,332	$1,078,258	$4,234
2014		1,207,581	1,177,056	1,090,936	1,080,911	1,074,852	1,072,766	1,062,904	1,061,269	1,048,041	6,077
2015			1,266,334	1,262,093	1,228,901	1,219,227	1,225,793	1,204,740	1,199,487	1,194,241	11,336
2016				1,116,947	1,121,847	1,104,411	1,112,512	1,105,311	1,109,426	1,105,388	23,876
2017					957,035	1,035,879	1,025,337	1,018,824	1,031,876	1,027,734	39,150
2018						1,023,033	1,248,077	1,274,097	1,290,546	1,322,599	118,690
2019							1,228,228	1,510,893	1,517,932	1,537,828	116,368
2020								1,589,390	1,399,776	1,342,435	217,085
2021									946,728	943,521	457,241
2022										970,793	518,653
Total										$11,570,838	$1,512,710

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,
Accident year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2013	$127,859	$764,230	$897,503	$978,623	$1,020,695	$1,054,997	$1,073,830	$1,084,313	$1,084,739	$1,088,500
2014		172,138	778,506	906,892	999,650	1,042,523	1,069,769	1,082,323	1,088,511	1,096,452
2015			148,295	644,259	825,421	930,711	972,776	1,000,833	1,015,713	1,029,209
2016				160,133	685,558	844,149	944,662	979,587	998,120	1,016,670
2017					124,751	569,108	752,717	884,597	920,488	955,727
2018						130,892	580,744	859,087	1,000,737	1,063,775
2019							283,773	737,406	986,573	1,174,225
2020								252,676	585,264	818,620
2021									171,304	370,751
2022										170,062
Total										$8,783,991

Net reserves for accident years and exposures included in the triangles										$2,786,847
All outstanding liabilities before accident year 2013, net of reinsurance										92,583
Total outstanding liabilities for unpaid claims										$2,879,430

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - SPECIALTY (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Specialty	15%	39%	16%	10%	4%	3%	1%	1%	—%	—%
The Company is predominantly a reinsurer of primary insurers and does not have access to claim frequency information held by our cedants due to the majority of the Company’s business being written on a proportional basis. As such, the Company considers it impracticable to disclose information on the frequency of claims.
The reconciliation of the net incurred and paid claims development information above to the Non-life reserves in the Consolidated Balance Sheet at December 31, 2022 was as follows (in thousands of U.S. dollars):

December 31, 2022
Total outstanding liability for unpaid claims
Property	$2,056,033
Casualty	5,637,100
Specialty	2,879,430
Total outstanding liabilities for unpaid claims	$10,572,563
Unallocated loss expenses	$119,274
U.S. health net reserves (1)	168,146
Other	13,837
Total other liabilities	$301,257
Net liability at end of year	$10,873,820

Reinsurance recoverable on unpaid claims
Property	$922,141
Casualty	585,737
Specialty	343,933
Reinsurance recoverable at end of year	$1,851,811
Gross liability at end of year	$12,725,631

(1) U.S. health business is not meaningful to include in the development tables as the estimated average duration of the health reserves is less than one year and substantially all claims are expected to be paid within two years, based on historical payout patterns.